Allstate Life Insurance Company of New York
Allstate Life of New York Variable Life Separate Account A

Supplement, dated July 14, 2014 to
the Consultant Accumulator Variable Universal Life Prospectus and
the Consultant Protector Variable Universal Life Prospectus

This supplement amends certain disclosure contained in the above-referenced prospectus and statement of additional information for certain variable life contracts issued by Allstate Life Insurance Company of New York.

Effective August 11, 2014, DWS Variable Series II changed its name to "Deutsche Variable Series II".

Effective August 11, 2014, DWS Investment VIT Funds changed its name to "Deutsche Investment VIT Funds".

Effective August 11, 2014, DWS Global Income Builder VIP - Class A changed its name to "Deutsche Global Income Builder VIP - Class A".

Effective August 11, 2014, DWS Equity 500 Index VIP - Class A changed its name to "Deutsche Equity 500 Index VIP - Class A".

Effective August 11, 2014, DWS Small Cap Index VIP - Class A changed its name to "Deutsche Small Cap Index VIP - Class A".

We have made a corresponding change in the names of the Variable Sub-accounts that invest in those Portfolios.

Please keep this supplement for future reference.